Risk Lose Money [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Solactive GFS United States Large & Mid Cap Value Style USD Index (TR) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.55%	12.87%	11.19%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.58%
MSCI USA Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.71%	11.11%	10.30%
C000169560 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.22%	12.87%	11.82%
Performance Inception Date			Jun. 13, 2016
C000169560 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.68%	11.99%	10.39%
Performance Inception Date			Jun. 13, 2016
C000169560 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.82%	10.07%	9.12%
Performance Inception Date			Jun. 13, 2016